CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 78,604		$ 31,583		$ (4,259)
Depreciation, amortisation and net impairment losses		6,391		11,719		15,235
Exploration expenditures written off		342		171		2,506
(Gains) losses on foreign currency transactions and balances		(2,088)		(47)		646
(Gains) losses on sales of assets and businesses		(823)		(1,519)		18
(Increase) decrease in other items related to operating activities	[1]	468		106		918
(Increase) decrease in net derivative financial instruments		1,062		539		(451)
Interest received		399		96		162
Interest paid		(747)		(698)		(730)
Cash flows provided by operating activities before taxes paid and working capital items		83,608		41,950		14,045
Taxes paid		(43,856)		(8,588)		(3,134)
(Increase) decrease in working capital		(4,616)		(4,546)		(524)
Cash flows provided by operating activities		35,136		28,816		10,386
Cash flows from (used in) investing activities [abstract]
Capital expenditures and investments		(8,611)		(8,151)		(8,476)
(Increase) decrease in financial investments		(10,089)		(9,951)		(3,703)
(Increase) decrease in derivatives financial instruments		1,894		(1)		(620)
(Increase)/decrease in other interest bearing items		(23)		28		202
Proceeds from sale of assets and businesses		966		1,864		505
Cash flows used in investing activities		(15,863)		(16,211)		(12,092)
Cash flows from (used in) financing activities [abstract]
New finance debt		0		0		8,347
Repayment of finance debt		(250)		(2,675)		(2,055)
Repayment of lease liabilities		(1,366)		(1,238)		(1,277)
Dividend paid		(5,380)		(1,797)		(2,330)
Share buy-back		(3,315)		(321)		(1,059)
Net current finance debt and other financing activities		(5,102)		1,195		1,365
Cash flows provided by (used in) financing activities		(15,414)		(4,836)		2,991
Net increase (decrease) in cash and cash equivalents		3,860		7,768		1,285
Foreign currency translation effects		(2,268)		(538)		294
Cash and cash equivalents at the beginning of the period (net of overdraft)		13,987	[2]	6,757	[2]	5,177
Cash and cash equivalents at the end of the period (net of overdraft)	[2]	$ 15,579		$ 13,987		$ 6,757

[1]	The line item mainly consists of provisions, unrealised gains and losses and items of income or expense for which the cash effects are included in increase/(decrease) in working capital within operating cash flow and investing cash flows. The line item includes a fair value loss related to inventory of USD 672 million at 31 December 2022.  Amount for 2021 includes MUSD (822) redetermination settlement for the Agbami field.
[2]	At 31 December 2022 cash and cash equivalents net overdraft was zero. At 31 December 2021 cash and cash equivalents included a net overdraft of USD 140 million and at 31 December 2020 net overdraft were zero.